Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation[b]	Oil depots, storage tanks and service stations	Total
Cost - owned property, plant and equipment (PP&E)
At 1 January 2019	3,562	1,502	232,684	45,721	2,747	10,183	8,866	305,265
Exchange adjustments	(22)	5	—	(158)	15	(3)	(69)	(232)
Additions	88	93	13,237	2,433	172	274	644	16,941
Acquisitions	51	—	—	—	—	—	8	59
Transfers from intangible assets	—	—	1,885	—	—	—	—	1,885
Reclassified as assets held for sale	(26)	—	(22,602)	—	(76)	(6,708)	—	(29,412)
Deletions	(44)	(178)	(10,852)	(1,272)	(326)	(272)	(755)	(13,699)
At 31 December 2019	3,609	1,422	214,352	46,724	2,532	3,474	8,694	280,807
Depreciation - owned PP&E
At 1 January 2019	626	697	133,687	20,512	2,041	7,819	5,146	170,528
Exchange adjustments	(4)	5	—	(63)	12	(3)	(45)	(98)
Charge for the year	44	59	13,012	1,705	168	173	420	15,581
Impairment losses	1	1	5,871	64	1	404	4	6,346
Impairment reversals	—	—	(129)	—	—	(2)	—	(131)
Reclassified as assets held for sale	—	—	(17,764)	—	(69)	(5,478)	—	(23,311)
Deletions	(86)	(65)	(9,911)	(691)	(147)	(169)	(660)	(11,729)
At 31 December 2019	581	697	124,766	21,527	2,006	2,744	4,865	157,186
Owned PP&E - net book amount at 31 December 2019	3,028	725	89,586	25,197	526	730	3,829	123,621
Right-of-use assets - net book amount at 31 December 2019[c]	—	1,196	128	1,241	16	3,385	3,055	9,021
Total PP&E - net book amount at 31 December 2019	3,028	1,921	89,714	26,438	542	4,115	6,884	132,642
Cost
At 1 January 2018	3,474	1,573	226,054	46,662	2,853	10,774	8,748	300,138
Exchange adjustments	(168)	(58)	—	(892)	(73)	(43)	(501)	(1,735)
Additions	233	40	9,712	2,323	204	(112)	736	13,136
Acquisitions	163	4	10,882	9	1	2	36	11,097
Remeasurements[b]	—	—	17	—	—	—	—	17
Transfers from intangible assets	—	—	901	—	—	—	—	901
Deletions	(140)	(45)	(14,699)	(1,810)	(238)	(128)	(146)	(17,206)
At 31 December 2018	3,562	1,514	232,867	46,292	2,747	10,493	8,873	306,348
Depreciation
At 1 January 2018	683	818	133,326	20,996	2,136	7,523	5,185	170,667
Exchange adjustments	(25)	(24)	—	(460)	(52)	(27)	(279)	(867)
Charge for the year	92	52	12,342	1,820	189	252	384	15,131
Impairment losses	2	—	86	253	—	178	2	521
Impairment reversals	—	—	(564)	(1)	—	(17)	—	(582)
Deletions	(126)	(139)	(11,333)	(1,733)	(232)	(75)	(145)	(13,783)
At 31 December 2018	626	707	133,857	20,875	2,041	7,834	5,147	171,087
Net book amount at 31 December 2018	2,936	807	99,010	25,417	706	2,659	3,726	135,261

Assets held under finance leases at net book amount included above[d]
At 31 December 2018	—	2	12	207	—	295	6	522
Assets under construction included above
At 31 December 2019								23,897
At 31 December 2018								22,522
Depreciation charge for the year on right-of-use assets
2019		220	31	671	9	784	526	2,241
[a] For information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.

[b]	Includes adjustments to decommissioning provisions; see Note 1 for further information.
[c] $653 million of drilling rig right-of-use assets and $2,929 million of shipping vessel right-of-use assets are included in Plant, machinery and equipment and Transportation respectively.
[d] Leases previously classified as finance leases are included within right-of-use assets following the implementation of IFRS 16 ‘Leases’; see Note 1 for further information. The reconciliation of owned property, plant and equipment for 2019 does not include right-of-use assets and, therefore, the cost and depreciation at 1 January 2019 is not equal to the cost and depreciation of total property, plant and equipment at 31 December 2018. The relevant amounts excluded are cost of $1,083 million and depreciation of $559 million relating to leases previously classified as finance leases.